Summary of Significant Accounting Policies (Details) - Schedule of Contract Receivable and Contract Liability Balances - Vaso Corporation and Subsidaries [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) - Schedule of Contract Receivable and Contract Liability Balances [Line Items]
Contract receivables	$ 15,306	$ 15,474
Contract receivables	13,398	15,306
Increase (decrease), contract receivables	(1,909)	(168)
Contract liabilities	33,861	26,890
Contract liabilities	33,589	33,861
Increase (decrease), contract liabilities	$ (272)	$ 6,971